Intangible assets and goodwill, net (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Movement of Intangible Assets and Cumulative Amortization
The movement of intangible assets and amortization for the years ended December 31, 2022, 2021 and 2020, is as follows:

	2022									2021	2020
Description	Software	Software development	Present value of acquired in-force business (PVIF)	Relationship with clients	Brand	Database	Other intangible assets	Goodwill (b)	Total	Total	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Cost
Balance as of January 1	1,041,398	215,863	137,900	—	—	—	82,337	430,646	1,908,144	1,748,222	1,553,949
Acquisition of Izipay, Note 1(d)	41,817	—	—	110,042	82,546	97,016	—	238,429	569,850	—	—
Additions and transfers	222,890	(3,177)	—	—	—	—	7,557	—	227,270	170,528	196,056
Disposals and write-offs, Note 21(a)	(298)	(6,266)	—	—	—	—	(214)	—	(6,778)	(10,606)	(1,783)

Balance as of December 31	1,305,807	206,420	137,900	110,042	82,546	97,016	89,680	669,075	2,698,486	1,908,144	1,748,222

Amortization
Balance as of January 1	(776,149)	—	(57,458)	—	—	—	(29,788)	—	(863,395)	(705,637)	(574,687)
Amortization of the year	(166,291)	—	(13,790)	(8,253)	—	(7,276)	(6,791)	—	(202,401)	(157,758)	(131,199)
Disposals and write-offs	298	—	—	—	—	—	214	—	512	—	249

Balance as of December 31	(942,142)	—	(71,248)	(8,253)	—	(7,276)	(36,365)	—	(1,065,284)	(863,395)	(705,637)

Net book value	363,665	206,420	66,652	101,789	82,546	89,740	53,315	669,075	1,633,202	1,044,749	1,042,585

Management
asse
sses periodically the amortization method used with the purpose of ensuring that it is consistent with the economic benefit of the intangible assets. In Management’s opinion, there is no evidence of impairment in the Group’s intangible assets as of December 31, 2022, 2021 and 2020.